ALLOWANCE FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR DOUBTFUL RECEIVABLES
ALLOWANCE FOR DOUBTFUL RECEIVABLES

4. ALLOWANCE FOR DOUBTFUL RECEIVABLES

        Allowance for doubtful receivables are comprised of allowances for account receivable trade and advances to suppliers.

        An analysis of allowances for accounts receivable, trade for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
	$	$	$
Beginning of the year	5,605,983	18,029,440	7,956,036
Allowances made (reversed) during the year	16,536,592	(10,082,718)	6,552,926
Accounts written-off against allowances	(4,113,307)	—	(5,053,538)
Foreign exchange effect	172	9,314	50,057

Closing balance	18,029,440	7,956,036	9,505,481

        An analysis of allowances for advances to suppliers for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
	$	$	$
Beginning of the year	2,341,685	10,985,195	19,389,542
Allowances made during the year	8,641,316	10,239,858	17,728,681
Accounts written-off against allowances	—	(2,205,848)	—
Foreign exchange effect	2,194	370,337	1,005,498

Closing balance	10,985,195	19,389,542	38,123,721